Investment Objectives and Goals	Jul. 31, 2026
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® GROWTH ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Growth Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® CONSERVATIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Conservative Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® TACTICAL ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Tactical Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Absolute Return Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Multi-Asset Income Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Flexible Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® CONSERVATIVE INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Conservative Income Fund (the “Fund”) seeks to generate current income.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital preservation.
Service Shares Prospectus | GuidePath(R) Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Income Fund (the “Fund”) seeks to generate current income.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® GROWTH AND INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Growth and Income Fund (the “Fund”) seeks capital appreciation.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks to generate current income.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® GROWTH ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Growth Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® CONSERVATIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Conservative Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® TACTICAL ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Tactical Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Absolute Return Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Multi-Asset Income Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Flexible Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.